Notes Payable – Related Party (Details Narrative) (USD $)	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011
Debt Disclosure [Abstract]
Notes payable	$ 1,160,000	$ 290,000	$ 290,000
Interest expense	$ 29,756